UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McRae Capital Management, Inc.
Address: 230 Madison Avenue

         Morristown, NJ  07960

13F File Number:  28-01032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roderick McRae III
Title:     Vice President & Chief Compliance Officer
Phone:     (973) 387-1080

Signature, Place, and Date of Signing:

     /S/  Roderick McRae III      Florham Park, NJ     January 28, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     61

Form13F Information Table Value Total:     $129,769 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      680    14200 SH       Sole                        0        0    14200
ACCENTURE PLC IRELAND          SHS CLASS A      g1151c101     3709    76500 SH       Sole                        0        0    76500
APPLE INC                      COM              037833100      647     2005 SH       Sole                        0        0     2005
AT&T INC                       COM              00206r102     3279   111597 SH       Sole                        0        0   111597
AUTOMATIC DATA PROCESSING IN   COM              053015103      278     6000 SH       Sole                        0        0     6000
BANK OF NEW YORK MELLON CORP   COM              064058100      578    19123 SH       Sole                        0        0    19123
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101     1240    18558 SH       Sole                        0        0    18558
CELGENE CORP                   COM              151020104      384     6500 SH       Sole                        0        0     6500
CHEVRON CORP NEW               COM              166764100      262     2871 SH       Sole                        0        0     2871
CISCO SYS INC                  COM              17275r102     4709   232760 SH       Sole                        0        0   232760
COCA COLA CO                   COM              191216100      237     3600 SH       Sole                        0        0     3600
CONOCOPHILLIPS                 COM              20825c104     2762    40560 SH       Sole                        0        0    40560
CONSOLIDATED EDISON INC        COM              209115104     3369    67972 SH       Sole                        0        0    67972
DANAHER CORP DEL               COM              235851102      840    17800 SH       Sole                        0        0    17800
DEVON ENERGY CORP NEW          COM              25179m103     3322    42315 SH       Sole                        0        0    42315
EATON CORP                     COM              278058102     4556    44880 SH       Sole                        0        0    44880
EXXON MOBIL CORP               COM              30231g102     3192    43649 SH       Sole                        0        0    43649
GENERAL ELECTRIC CO            COM              369604103      966    52802 SH       Sole                        0        0    52802
HEINZ H J CO                   COM              423074103      507    10250 SH       Sole                        0        0    10250
HUDSON CITY BANCORP            COM              443683107     4066   319150 SH       Sole                        0        0   319150
ILLINOIS TOOL WKS INC          COM              452308109     3360    62925 SH       Sole                        0        0    62925
INTEL CORP                     COM              458140100      978 46523.23 SH       Sole                        0        0 46523.23
INTERNATIONAL BUSINESS MACHS   COM              459200101     5094    34711 SH       Sole                        0        0    34711
INTUITIVE SURGICAL INC         COM NEW          46120e602      826     3205 SH       Sole                        0        0     3205
ITRON INC                      COM              465741106     2365    42650 SH       Sole                        0        0    42650
JOHNSON & JOHNSON              COM              478160104     2313    37392 SH       Sole                        0        0    37392
KIMBERLY CLARK CORP            COM              494368103      775    12300 SH       Sole                        0        0    12300
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      218     3100 SH       Sole                        0        0     3100
LOWES COS INC                  COM              548661107     3649   145495 SH       Sole                        0        0   145495
MEDTRONIC INC                  COM              585055106     3595    96935 SH       Sole                        0        0    96935
MERCK & CO INC NEW             COM              58933y105      555    15400 SH       Sole                        0        0    15400
MICROSOFT CORP                 COM              594918104     4298   154003 SH       Sole                        0        0   154003
NEWMONT MINING CORP            COM              651639106     1130    18400 SH       Sole                        0        0    18400
NEXTERA ENERGY INC             COM              65339f101      234     4500 SH       Sole                        0        0     4500
NIKE INC                       CL B             654106103     2331    27285 SH       Sole                        0        0    27285
NUANCE COMMUNICATIONS INC      COM              67020y100     3227   177500 SH       Sole                        0        0   177500
OMNICOM GROUP INC              COM              681919106     3204    69950 SH       Sole                        0        0    69950
PENGROWTH ENERGY TR            TR UNIT NEW      706902509      183    14200 SH       Sole                        0        0    14200
PENN WEST ENERGY TR            TR UNIT          707885109      344    14400 SH       Sole                        0        0    14400
PEPSICO INC                    COM              713448108     5899    90294 SH       Sole                        0        0    90294
PITNEY BOWES INC               COM              724479100     3413   141134 SH       Sole                        0        0   141134
PPG INDS INC                   COM              693506107      446     5300 SH       Sole                        0        0     5300
PROCTER & GAMBLE CO            COM              742718109     4960    77098 SH       Sole                        0        0    77098
SANDRIDGE ENERGY INC           COM              80007p307      143    19500 SH       Sole                        0        0    19500
SCANA CORP NEW                 COM              80589m102     1263    31100 SH       Sole                        0        0    31100
SCHLUMBERGER LTD               COM              806857108      267     3200 SH       Sole                        0        0     3200
SOUTHERN CO                    COM              842587107     3022    79040 SH       Sole                        0        0    79040
SPDR GOLD TRUST                GOLD SHS         78463v107     1595    11500 SH       Sole                        0        0    11500
SYNOVUS FINL CORP              COM              87161c105       30    11200 SH       Sole                        0        0    11200
SYSCO CORP                     COM              871829107     3933   133775 SH       Sole                        0        0   133775
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109      123    10000 SH       Sole                        0        0    10000
TARGET CORP                    COM              87612e106      899    14950 SH       Sole                        0        0    14950
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     5392   103440 SH       Sole                        0        0   103440
THERMO FISHER SCIENTIFIC INC   COM              883556102      278     5029 SH       Sole                        0        0     5029
TIFFANY & CO NEW               COM              886547108      328     5267 SH       Sole                        0        0     5267
TRAVELERS COMPANIES INC        COM              89417e109     4862    87278 SH       Sole                        0        0    87278
UNITED PARCEL SERVICE INC      CL B             911312106      216     2975 SH       Sole                        0        0     2975
UNITED TECHNOLOGIES CORP       COM              913017109     4326    54950 SH       Sole                        0        0    54950
VERIZON COMMUNICATIONS INC     COM              92343v104     5836   163118 SH       Sole                        0        0   163118
WALGREEN CO                    COM              931422109      261     6700 SH       Sole                        0        0     6700
WELLS FARGO & CO NEW           COM              949746101     4015   129552 SH       Sole                        0        0   129552